Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and the named executive officers, other than the PEO (“Non-PEO NEOs”), and Company performance for the fiscal years listed below.

					Value of Initial Fixed $100 Investment Based on: (4)
Fiscal Year	Summary Compensation Table Total for Frank H. Laukien, Ph.D.(1) ($)	Compensation Actually Paid to Frank H. Laukien, Ph.D. (1),(2),(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1),(2),(3) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net (Loss) Income ($ Millions)	Non- GAAP Diluted EPS (5)
2025	4,706,388	3,504,786	1,757,938	1,307,313	88.45	67.66	(8.3)	$1.83
2024	5,527,304	3,201,715	2,078,122	1,405,604	109.52	70.22	113.8	$2.41
2023	5,858,761	6,267,895	2,010,151	2,049,408	136.88	74.68	428.5	$2.58
2022	5,057,195	1,862,866	1,707,689	791,613	126.95	84.24	298.5	$2.34
2021	5,594,539	14,300,157	1,966,675	3,821,804	155.36	126.33	280.6	$2.10

(1)
Frank H. Laukien, Ph.D. was our PEO for each year presented. Gerald N. Herman, Mark R. Munch, Ph.D., Juergen W. Srega and Falko Busse, Ph.D. were the Non-PEO NEOs for each year presented.
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. The 2023 and 2024 Average Summary Compensation Table totals for Non-PEO NEOs were revised due to a correction to Falko Busse’s compensation for those years. The corresponding Average Compensation Actually Paid totals for Non-PEO NEOs for 2023 and 2024 have also been revised accordingly.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the "Average Exclusion of Change in Pension Value for Non-PEO NEOs" column reflect the amounts attributable to the Change in Pension Value reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column presented in the Summary Compensation Table. Amounts in the "Average Inclusion of Pension Service Cost for Non-PEO NEOs" are based on the service cost for services rendered during the listed year and amounts in the "Average Inclusion for Prior Service Cost for Non-PEO NEOs" are based on the cost of pension benefits resulting from a plan amendment or initiation during 2025.

Fiscal Year	Summary Compensation Table Total for Frank H. Laukien, Ph.D. ($)	Exclusion of Stock Awards and Option Awards for Frank H. Laukien, Ph.D. ($)	Inclusion of Equity Values for Frank H. Laukien, Ph.D. ($)	Compensation Actually Paid to Frank H. Laukien, Ph.D. ($)
2025	4,706,388	(3,111,516)	1,909,914	3,504,786

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,757,938	(45,725)	(813,835)	40,681	368,254	1,307,313
2024	2,078,122	(98,700)	(933,343)	30,786	328,739	1,405,604
2023	2,010,151	(73,044)	(800,838)	38,716	874,423	2,049,408

The amounts in the Inclusion of Equity Values columns in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Frank H. Laukien, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Frank H. Laukien, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Frank H. Laukien, Ph.D. ($)	Total - Inclusion of Equity Values for Frank H. Laukien, Ph.D. ($)
2025	4,843,129	(1,380,526)	(1,552,689)	1,909,914
2024	3,195,863	(1,324,022)	(859,372)	1,012,469
2023	3,820,311	289,562	(374,319)	3,735,554
2022	3,791,720	(1,634,164)	(2,110,487)	47,069
2021	3,414,084	4,953,463	3,496,660	11,864,207

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	987,098	(265,093)	(353,751)	368,254
2024	860,461	(327,867)	(203,855)	328,739
2023	899,974	64,782	(90,333)	874,423
2022	710,201	(404,274)	(463,989)	(158,062)
2021	929,504	1,113,335	673,833	2,716,672

(4)
The Peer Group TSR set forth in this table utilizes the SIC Code 3826 Laboratory Analytical Instruments, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the SIC Code 3826 Laboratory Analytical Instruments Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined Non-GAAP Diluted EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. See Appendix A for our definition of non-GAAP diluted earnings per share and a reconciliation to the corresponding GAAP measure. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Non-GAAPDilutedEPS
Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the SIC Code 3826 Laboratory Analytical Instruments, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the SIC Code 3826 Laboratory Analytical Instruments Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the "Average Exclusion of Change in Pension Value for Non-PEO NEOs" column reflect the amounts attributable to the Change in Pension Value reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column presented in the Summary Compensation Table. Amounts in the "Average Inclusion of Pension Service Cost for Non-PEO NEOs" are based on the service cost for services rendered during the listed year and amounts in the "Average Inclusion for Prior Service Cost for Non-PEO NEOs" are based on the cost of pension benefits resulting from a plan amendment or initiation during 2025.

Fiscal Year	Summary Compensation Table Total for Frank H. Laukien, Ph.D. ($)	Exclusion of Stock Awards and Option Awards for Frank H. Laukien, Ph.D. ($)	Inclusion of Equity Values for Frank H. Laukien, Ph.D. ($)	Compensation Actually Paid to Frank H. Laukien, Ph.D. ($)
2025	4,706,388	(3,111,516)	1,909,914	3,504,786

The amounts in the Inclusion of Equity Values columns in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Frank H. Laukien, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Frank H. Laukien, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Frank H. Laukien, Ph.D. ($)	Total - Inclusion of Equity Values for Frank H. Laukien, Ph.D. ($)
2025	4,843,129	(1,380,526)	(1,552,689)	1,909,914
2024	3,195,863	(1,324,022)	(859,372)	1,012,469
2023	3,820,311	289,562	(374,319)	3,735,554
2022	3,791,720	(1,634,164)	(2,110,487)	47,069
2021	3,414,084	4,953,463	3,496,660	11,864,207

Non-PEO NEO Average Total Compensation Amount	$ 1,757,938	$ 2,078,122	$ 2,010,151	$ 1,707,689	$ 1,966,675
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,307,313	1,405,604	2,049,408	791,613	3,821,804
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the "Average Exclusion of Change in Pension Value for Non-PEO NEOs" column reflect the amounts attributable to the Change in Pension Value reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column presented in the Summary Compensation Table. Amounts in the "Average Inclusion of Pension Service Cost for Non-PEO NEOs" are based on the service cost for services rendered during the listed year and amounts in the "Average Inclusion for Prior Service Cost for Non-PEO NEOs" are based on the cost of pension benefits resulting from a plan amendment or initiation during 2025.

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,757,938	(45,725)	(813,835)	40,681	368,254	1,307,313
2024	2,078,122	(98,700)	(933,343)	30,786	328,739	1,405,604
2023	2,010,151	(73,044)	(800,838)	38,716	874,423	2,049,408

The amounts in the Inclusion of Equity Values columns in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	987,098	(265,093)	(353,751)	368,254
2024	860,461	(327,867)	(203,855)	328,739
2023	899,974	64,782	(90,333)	874,423
2022	710,201	(404,274)	(463,989)	(158,062)
2021	929,504	1,113,335	673,833	2,716,672

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the SIC Code 3826 Laboratory Analytical Instruments TSR.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid and Non-GAAP Diluted EPS

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Non-GAAP Diluted EPS during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the SIC Code 3826 Laboratory Analytical Instruments TSR.

Tabular List, Table

Tabular List of the Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and non-PEOs for 2025 to Company Performance. The measures in this table are not ranked. See Appendix A for our definitions of these financial performance measures.

Organic Revenue Growth
Non-GAAP Operating Profit
Non-GAAP Diluted Earnings Per Share (EPS)

Total Shareholder Return Amount	$ 88.45	109.52	136.88	126.95	155.36
Peer Group Total Shareholder Return Amount	67.66	70.22	74.68	84.24	126.33
Net Income (Loss)	$ (8,300,000)	$ 113,800,000	$ 428,500,000	$ 298,500,000	$ 280,600,000
Company Selected Measure Amount	1.83	2.41	2.58	2.34	2.1
PEO Name	Frank H. Laukien, Ph.D.	Frank H. Laukien, Ph.D.	Frank H. Laukien, Ph.D.	Frank H. Laukien, Ph.D.	Frank H. Laukien, Ph.D.
Measure:: 1
Pay vs Performance Disclosure
Name	Organic Revenue Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Diluted Earnings Per Share (EPS)
Non-GAAP Measure Description
(5)
We determined Non-GAAP Diluted EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. See Appendix A for our definition of non-GAAP diluted earnings per share and a reconciliation to the corresponding GAAP measure. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Frank H. Laukien, Ph.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,706,388	$ 5,527,304	$ 5,858,761	$ 5,057,195	$ 5,594,539
PEO Actually Paid Compensation Amount	3,504,786	3,201,715	6,267,895	1,862,866	14,300,157
PEO | Frank H. Laukien, Ph.D. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,111,516)
PEO | Frank H. Laukien, Ph.D. [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,909,914	1,012,469	3,735,554	47,069	11,864,207
PEO | Frank H. Laukien, Ph.D. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,843,129	3,195,863	3,820,311	3,791,720	3,414,084
PEO | Frank H. Laukien, Ph.D. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,380,526)	(1,324,022)	289,562	(1,634,164)	4,953,463
PEO | Frank H. Laukien, Ph.D. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,552,689)	(859,372)	(374,319)	(2,110,487)	3,496,660
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,725)	(98,700)	(73,044)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,681	30,786	38,716
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(813,835)	(933,343)	(800,838)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	368,254	328,739	874,423	(158,062)	2,716,672
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	987,098	860,461	899,974	710,201	929,504
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(265,093)	(327,867)	64,782	(404,274)	1,113,335
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (353,751)	$ (203,855)	$ (90,333)	$ (463,989)	$ 673,833